Condensed Consolidated Balance Sheets (Q2) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Oct. 01, 2024	Oct. 31, 2023
Preferred Stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, authorized (in shares)	25,000,000	25,000,000	25,000,000
Preferred Stock, issued (in shares)		1,102,000
Preferred Stock, outstanding (in shares)		1,102,000
Common Stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, authorized (in shares)	250,000,000	250,000,000	250,000,000
Common Stock, issued (in shares)	55,221,494	44,597,154	43,589,850
Common Stock, outstanding (in shares)	55,221,494	44,597,154	43,589,850
Series B Preferred Stock
Preferred Stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred Stock, authorized (in shares)	3,000,000	3,000,000	3,000,000
Preferred Stock, issued (in shares)	33,144	1,102,000
Preferred Stock, outstanding (in shares)	33,144	1,102,000
Series C Preferred Stock
Preferred Stock, par value (in usd per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, authorized (in shares)	5,000,000	5,000,000
Preferred Stock, issued (in shares)	150,000	0
Preferred Stock, outstanding (in shares)	150,000	0